Retirement Plans (Details 17) (Other Postretirement Benefit Plans, Defined Benefit [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Other Postretirement Benefit Plans, Defined Benefit [Member]
One percentage-point change in assumed health care cost trend rates
One percentage-point increase on benefits earned and interest cost for U.S. plans	$ 1	$ 1
One percentage-point decrease on benefits earned and interest cost for U.S. plans	(1)	(1)
One percentage-point increase on postretirement benefit obligation for U.S. plans	13	13
One percentage-point decrease on postretirement benefit obligation for U.S. plans	$ (12)	$ (12)